 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Intermediate Income Trust - MIN

Report of the calendar month ending April 30, 2004:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
4/14/04	Shares of beneficial interest	57,000	6.62	7.31	Merrill Lynch
4/15/04	Shares of beneficial interest	32,900	6.60	7.31	Merrill Lynch
4/19/04	Shares of beneficial interest	64,000	6.66	7.33	Merrill Lynch
4/20/04	Shares of beneficial interest	49,000	6.59	7.31	Merrill Lynch
4/21/04	Shares of beneficial interest	4,800	6.60	7.30	Merrill Lynch
4/22/04	Shares of beneficial interest	15,800	6.63	7.31	Merrill Lynch
4/23/04	Shares of beneficial interest	64,000	6.59	7.29	Merrill Lynch
4/27/04	Shares of beneficial interest	73,000	6.59	7.30	Merrill Lynch
4/28/04	Shares of beneficial interest	73,000	6.55	7.29	Merrill Lynch
4/30/04	Shares of beneficial interest	73,000	6.56	7.28	Merrill Lynch

Total Shares Repurchased: 506,500

Remarks? (none)

Stephanie DeSisto, Assistant Treasurer
MFS Investment Management